Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	BNY Mellon Opportunistic Municipal Securities Fund
Entity Central Index Key	0000797923
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2019
Document Effective Date	Aug. 30, 2019
Prospectus Date	Aug. 30, 2019
BNY Mellon Opportunistic Municipal Securities Fund | Class A
Prospectus:
Trading Symbol	PTEBX
BNY Mellon Opportunistic Municipal Securities Fund | Class C
Prospectus:
Trading Symbol	DMBCX
BNY Mellon Opportunistic Municipal Securities Fund | Class Z
Prospectus:
Trading Symbol	DMBZX
BNY Mellon Opportunistic Municipal Securities Fund | Class Y
Prospectus:
Trading Symbol	DMBYX
BNY Mellon Opportunistic Municipal Securities Fund | Class I
Prospectus:
Trading Symbol	DMBVX